Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000233740
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Trading Symbol	SEIQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 464,105,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 257
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$464,105	61	$257	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	6.9%
Industrials	8.1%
Financials	8.6%
Consumer Staples	12.8%
Communication Services	13.4%
Consumer Discretionary	14.4%
Information Technology	35.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.3%
Microsoft	6.6%
Alphabet, Cl C	6.3%
Meta Platforms, Cl A	4.6%
NVIDIA	4.5%
Visa, Cl A	3.0%
Johnson & Johnson	3.0%
Booking Holdings	3.0%
Philip Morris International	2.9%
Mastercard, Cl A	2.7%

C000233739
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Trading Symbol	SEIM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$9	0.15%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.15%
AssetsNet	$ 928,274,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 504
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$928,274	73	$504	37%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.6%
Utilities	2.3%
Consumer Staples	3.9%
Financials	10.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Industrials	10.1%
Health Care	14.1%
Information Technology	37.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.2%
Meta Platforms, Cl A	4.9%
Microsoft	4.6%
AppLovin, Cl A	3.4%
Amphenol, Cl A	3.2%
Apple	3.1%
Walmart	2.9%
Arista Networks	2.7%
Goldman Sachs Group	2.6%
Corning	2.5%

C000233741
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Trading Symbol	SEIV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 903,782,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 487
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$903,782	117	$487	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Energy	1.6%
Utilities	3.2%
Industrials	4.4%
Consumer Staples	5.1%
Consumer Discretionary	10.3%
Health Care	11.7%
Communication Services	14.9%
Financials	18.6%
Information Technology	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	3.5%
Microsoft	3.4%
Apple	3.2%
Alphabet, Cl C	2.8%
AT&T	2.6%
Alphabet, Cl A	2.5%
Hewlett Packard Enterprise	2.5%
Verizon Communications	2.3%
General Motors	2.3%
Synchrony Financial	2.1%

C000233738
Shareholder Report [Line Items]
Fund Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Class Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Trading Symbol	SELV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 169,983,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 119
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$169,983	77	$119	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	0.5%
Energy	1.8%
Consumer Discretionary	4.2%
Utilities	5.8%
Industrials	8.2%
Financials	11.1%
Consumer Staples	11.9%
Communication Services	15.5%
Health Care	16.4%
Information Technology	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	3.3%
Walmart	3.0%
Microsoft	3.0%
Johnson & Johnson	3.0%
AT&T	2.9%
Electronic Arts	2.6%
Cardinal Health	2.6%
Cisco Systems	2.6%
Republic Services, Cl A	2.5%
McKesson	2.5%

C000251374
Shareholder Report [Line Items]
Fund Name	SEI Select Emerging Markets Equity ETF
Class Name	SEI Select Emerging Markets Equity ETF
Trading Symbol	SEEM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Select Emerging Markets Equity ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Emerging Markets Equity ETF	$34	0.60%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%
AssetsNet	$ 304,239,000
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 748
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$304,239	246	$748	45%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.5%
Saudi Arabia	1.2%
Thailand	1.3%
Greece	1.4%
Mexico	2.0%
Hungary	2.3%
United Arab Emirates	2.8%
South Africa	3.9%
Brazil	5.5%
India	10.9%
South Korea	12.8%
Taiwan	17.0%
China	29.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	10.2%
Tencent Holdings	5.4%
Alibaba Group Holding	4.5%
Samsung Electronics	3.2%
NetEase	1.4%
SK Hynix	1.4%
OTP Bank Nyrt	1.4%
Delta Electronics	1.2%
Xiaomi, Cl B	1.2%
Emaar Properties PJSC	1.2%

C000251375
Shareholder Report [Line Items]
Fund Name	SEI Select International Equity ETF
Class Name	SEI Select International Equity ETF
Trading Symbol	SEIE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Select International Equity ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select International Equity ETF	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
AssetsNet	$ 722,504,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,563
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$722,504	330	$1,563	34%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.3%
Belgium	1.6%
Sweden	1.7%
Australia	3.2%
Spain	4.0%
Italy	4.4%
Switzerland	4.6%
Netherlands	4.7%
United States	4.9%
France	8.8%
Germany	10.2%
United Kingdom	15.8%
Japan	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
HSBC Holdings	1.6%
Barclays	1.3%
Novartis	1.2%
Standard Chartered	1.1%
SAP	1.1%
ING Groep	1.0%
Tesco	1.0%
Roche Holding	0.9%
Deutsche Boerse	0.9%
Bank of Ireland Group	0.9%

C000251376
Shareholder Report [Line Items]
Fund Name	SEI Select Small Cap ETF
Class Name	SEI Select Small Cap ETF
Trading Symbol	SEIS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SEI Select Small Cap ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Small Cap ETF	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 338,746,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 741
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$338,746	302	$741	65%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.2%
Communication Services	1.0%
Consumer Staples	2.6%
Energy	2.9%
Real Estate	3.1%
Materials	4.6%
Information Technology	13.2%
Consumer Discretionary	14.8%
Health Care	15.4%
Financials	20.8%
Industrials	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Adtalem Global Education	1.9%
ExlService Holdings	1.7%
Stride	1.6%
SSR Mining	1.5%
Bridgebio Pharma	1.5%
Urban Outfitters	1.5%
UMB Financial	1.5%
CNO Financial Group	1.4%
Credo Technology Group Holding	1.3%
Old National Bancorp	1.2%